Consolidated Statement of Changes in Shareholders' Equity - USD ($) $ in Millions	Total	Parent Net Investment	Share Capital	APIC [1]	Retained Deficit	AOCI [2]
Beginning balance at Dec. 31, 2022	$ 7,523	$ 7,648	$ 0	$ 0	$ 0	$ (125)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	442	442
Distributions	(5,122)	(5,122)
Foreign currency translation - net investment hedge	0
Foreign currency translation - other	(3)					(3)
Ending balance at Dec. 31, 2023	2,840	2,968	0	0	0	(128)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	316	261			55
Distributions	(2,565)	(3,229)		661		3
Issuance of common shares	2,187		2,187
Exercise of stock options	9		9
Dividends declared	(104)				(104)
Change in pension estimates	3					3
Foreign currency translation - net investment hedge	(67)					(67)
Foreign currency translation - other	(9)					(9)
Ending balance at Dec. 31, 2024	$ 2,610	$ 0	$ 2,196	$ 661	$ (49)	$ (198)

[1]	Additional paid-in capital.
[2]	Accumulated other comprehensive income (loss).